Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	₩ 2,811,648	₩ 2,714,516
Liabilities	(3,252,835)	(2,857,236)
Net	(441,187)	(142,720)	₩ (342,873)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	273,994	213,119
Net	273,994	213,119	202,592
Reserve for technology developments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(37,987)	(91,960)
Net	(37,987)	(91,960)	(177,676)
Property, plant and equipment depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	59,912	50,843
Liabilities	(45,271)	(62,482)
Net	14,641	(11,639)	(15,240)
Share of profit or loss of equity-accounted investees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	236,637	178,538
Liabilities	(40,595)	(108,279)
Net	196,042	70,259	(45,174)
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	10,780	15,651
Net	10,780	15,651	13,373
Property, plant and equipment revaluation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(1,828,164)	(1,524,149)
Net	(1,828,164)	(1,524,149)	(1,393,501)
Prepaid expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	20,000	19,665
Net	20,000	19,665	19,180
Property, plant and equipment impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	5,639	5,397
Liabilities	(99)	(102)
Net	5,540	5,295	8,055
Gain or loss on foreign currency [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	113,760	99,836
Liabilities	(162,232)	(105,793)
Net	(48,472)	(5,957)	(29,355)
Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	430,117	361,838
Net	430,117	361,838	354,175
Plan assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(352,654)	(316,525)
Net	(352,654)	(316,525)	(287,839)
Provision for construction losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	441	997
Net	441	997	612
Provision for construction warranty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	28,717	24,322
Net	28,717	24,322	21,604
Accrued income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(12,915)	(9,441)
Net	(12,915)	(9,441)	(8,982)
Impairment loss on AFS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	202,795	245,168
Net	202,795	245,168	266,474
Difference in acquisition costs of treasury shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	70,547	62,099
Net	70,547	62,099	62,116
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	473,025	452,425
Liabilities	(97,017)	(48,677)
Net	376,008	403,748	296,207
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,926,364	1,729,898
Liabilities	(2,576,934)	(2,267,408)
Net	(650,570)	(537,510)	(713,379)
Unrealized fair value of available-for-sale investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	110,865	50,245
Liabilities	(160,101)	(100,752)
Net	(49,236)	(50,507)	50,043
Other deferred income taxes recognized directly to equity [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	92,981	65,532
Liabilities	(20,820)	(13,700)
Net	72,161	51,832	61,291
Deferred income taxes recognized directly to equity [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	203,846	115,777
Liabilities	(180,921)	(114,452)
Net	22,925	1,325	111,334
Tax credit carryforward and others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	118,032	307,335
Net	118,032	307,335	277,261
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	563,406	561,506
Liabilities	(494,980)	(475,376)
Net	₩ 68,426	₩ 86,130	₩ (18,089)